CITCO-QUAKER FUND SERVICES, INC.
                        1288 VALLEY FORGE ROAD, SUITE 88
                             VALLEY FORGE, PA 19482
                               610-935-4511 PHONE
                                610-935-3775 FAX

OCTOBER 16, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

     RE:  THE QUAKER INVESTMENT TRUST, FILE NOS. 33-38074 AND 811-06260
          RULE 497(J)
          -------------------------------------------------------------

Ladies & Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933("1933 Act"), and based on representations we received from the above investment company, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement of Quaker Investment Trust which was filed electronically with the Securities and Exchange Commission on September 29, 2003.


Please call me at any time at the above-listed number if you have any questions or comments concerning this filing.

Sincerely,

/s/ John A. Lukan
--------------------------
John A. Lukan
President and Chief Executive Officer
Citco-Quaker Fund Services, Inc.
Administrator to the Trust